UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08050

Exact name of registrant as specified in charter:	The Asia Tigers Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments - The Schedule of Investments for the three-month period ended July 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)
As of July 31, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS-98.0%
COMMON STOCKS-94.9%
CHINA-7.1%
OIL, GAS & CONSUMABLE FUELS-3.6%
1,348,000	PetroChina Co. Ltd., H Shares(a)	$1,747,102

WIRELESS TELECOMMUNICATION SERVICES-3.5%
156,700	China Mobile Ltd.(a)	1,712,205

TOTAL CHINA		3,459,307

HONG KONG-26.0%
BANKS-4.9%
181,839	HSBC Holdings PLC(a)	1,947,996
8,766	HSBC Holdings PLC, ADR	468,017

		2,416,013

FOOD & STAPLES RETAILING-1.8%
81,900	Dairy Farm International Holdings Ltd.	875,511

INDUSTRIAL CONGLOMERATES-4.8%
65,500	Jardine Strategic Holdings Ltd.(a)	2,341,052

INSURANCE-3.8%
346,000	AIA Group Ltd.(a)	1,855,874

REAL ESTATE MANAGEMENT & DEVELOPMENT-7.6%
442,000	Hang Lung Properties Ltd.(a)	1,365,054
992,500	Swire Pacific Ltd., Class B(a)	2,370,511

		3,735,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.2%
55,100	ASM Pacific Technology Ltd.	585,478

TEXTILES, APPAREL & LUXURY GOODS-1.9%
580,000	Global Brands Group Holding Ltd.(b)	151,173
580,000	Li & Fung Ltd.(a)	771,145

		922,318

TOTAL HONG KONG		12,731,811

INDIA-13.9%
AUTOMOBILES-1.5%
17,300	Hero MotoCorp Ltd.(a)	742,525

BANKS-2.0%
39,706	ICICI Bank Ltd.(a)	958,252

CONSTRUCTION MATERIALS-2.6%
31,500	UltraTech Cement Ltd.(a)	1,256,029

INFORMATION TECHNOLOGY SERVICES-3.1%
27,781	Infosys Ltd.(a)	1,534,919

PHARMACEUTICALS-0.0%
422	GlaxoSmithKline Pharmaceuticals Ltd.	17,397

THRIFTS & MORTGAGE FINANCE-4.2%
116,508	Housing Development Finance Corp. Ltd.(a)	2,034,818

TOBACCO-0.5%
43,252	ITC Ltd.(a)	254,066

TOTAL INDIA		6,798,006

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2014

INDONESIA-0.9%
HOUSEHOLD PRODUCTS-0.9%
176,000	Unilever Indonesia Tbk PT(a)	460,517

MALAYSIA-3.8%
BANKS-2.5%
321,308	CIMB Group Holdings Bhd(a)	701,669
85,200	Public Bank Bhd(a)	526,608

		1,228,277

TOBACCO-1.3%
28,700	British American Tobacco Bhd(a)	631,209

TOTAL MALAYSIA		1,859,486

PHILIPPINES-4.1%
BANKS-2.1%
460,428	Bank of Philippine Islands(a)	1,002,878

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.0%
1,380,000	Ayala Land, Inc.(a)	982,015

TOTAL PHILIPPINES		1,984,893

REPUBLIC OF SOUTH KOREA-2.4%
FOOD & STAPLES RETAILING-0.8%
1,760	E-Mart Co. Ltd.(a)	395,200

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.6%
613	Samsung Electronics Co. Ltd.(a)	793,353

TOTAL REPUBLIC OF SOUTH KOREA		1,188,553

SINGAPORE-21.5%
AEROSPACE & DEFENSE-2.9%
462,000	Singapore Technologies Engineering Ltd.(a)	1,403,073

BANKS-8.9%
38,679	DBS Group Holdings Ltd.(a)	563,527
307,772	Oversea-Chinese Banking Corp. Ltd.(a)	2,456,299
68,715	United Overseas Bank Ltd.(a)	1,326,106

		4,345,932

DIVERSIFIED TELECOMMUNICATION SERVICES-3.1%
476,000	Singapore Telecommunications Ltd.(a)	1,540,608

INDUSTRIAL CONGLOMERATES-2.9%
162,300	Keppel Corp. Ltd.(a)	1,422,557

REAL ESTATE INVESTMENT TRUST (REIT)-0.1%
33,684	Keppel REIT Management Ltd.(a)	34,263

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.6%
206,000	City Developments Ltd.(a)	1,739,842

TOTAL SINGAPORE		10,486,275

TAIWAN-5.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.7%
447,583	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,794,487

WIRELESS TELECOMMUNICATION SERVICES-1.9%
305,000	Taiwan Mobile Co. Ltd.(a)	933,463

TOTAL TAIWAN		2,727,950

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2014

THAILAND-4.9%
CONSTRUCTION MATERIALS-3.1%
115,200	Siam Cement PCL, Foreign Shares(a)	1,533,885

OIL, GAS & CONSUMABLE FUELS-1.8%
172,000	PTT Exploration & Production PCL, Foreign Shares(a)	866,534

TOTAL THAILAND		2,400,419

UNITED KINGDOM-3.3%
BANKS-3.3%
76,814	Standard Chartered PLC(a)	1,592,950

UNITED STATES-1.4%
HOTELS, RESTAURANTS & LEISURE-1.4%
10,000	Yum! Brands, Inc.	694,000

	Total Common Stocks	46,384,167

PREFERRED STOCKS-3.1%
REPUBLIC OF SOUTH KOREA-3.1%
1,460	Samsung Electronics Co. Ltd., Preferred Shares(a)	1,509,939

	Total Preferred Stocks	1,509,939

	Total Long-Term Investments-98.0% (cost $37,088,036)	47,894,106

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT-0.8%
$404,000	Fixed Income Clearing Corp., 0.00% dated 07/31/2014, due 08/01/2014 repurchase price $404,000 collateralized by U.S.Treasury Bond, maturing 02/15/2041; total market value of $414,400	404,000

	Total Short-Term Investment-0.8% (cost $404,000)	404,000

	Total Investments-98.8% (cost $37,492,036) (c)	48,298,106

	Other Assets in Excess of Liabilities-1.2%	583,769

	Net Assets-100.0%	$48,881,875

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (Unaudited)
July 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1– quoted prices in active markets for identical investments;

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2014

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$468,017	$11,076,285	$—	$11,544,302
Food & Staples Retailing	875,511	395,200	—	1,270,711
Hotels, Restaurants & Leisure	694,000	—	—	694,000
Pharmaceuticals	17,397	—	—	17,397
Semiconductors & Semiconductor Equipment	585,478	4,097,779	—	4,683,257
Textiles, Apparel & Luxury Goods	151,173	771,145	—	922,318
Other	—	28,762,121	—	28,762,121
Short-Term Investment	—	404,000	—	404,000

Total	$2,791,576	$45,506,530	$—	$48,298,106

Amounts lists as “-” are $0 or round to $0.

The Fund held no Level 3 securities at July 31, 2014.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2014, securities issued by ASM Pacific Technology Ltd. and GlaxoSmithKline Pharmaceuticals Ltd., in the amounts of $585,478 and $17,397, respectively, transferred from Level 2 to Level 1 because there was not valuation factor applied at July 31, 2014. During the period ended July 31, 2014 securities issued by British American Tobacco Bhd in the amount of $631,209 transferred from Level 1 to Level 2 because there was a valuation factor applied at July 31, 2014. There were no transfers between Level 2 and Level 3. For the period ended July 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the portfolio of investments. The Fund held a repurchase agreement of $404,000 as of July 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2014.

(c) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$37,492,036	$11,504,608	$(698,538)	$10,806,070

The Asia Tigers Fund, Inc.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

By:	/s/Alan Goodson
Alan Goodson, Principal Executive Officer of The Asia Tigers Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Alan Goodson
Alan Goodson, Principal Executive Officer of The Asia Tigers Fund, Inc.

Date: September 25, 2014

By:	/s/Andrea Melia
Andrea Melia,
Principal Financial Officer of The Asia Tigers Fund, Inc.

Date: September 25, 2014